Distribution Date:	06/17/24	UBS Commercial Mortgage Trust 2018-C9
Determination Date:	06/11/24
Next Distribution Date:	07/17/24
Record Date:	05/31/24	Commercial Mortgage Pass-Through Certificates
Series 2018-C9

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	UBS Commercial Mortgage Securitization Corp.
Certificate Factor Detail	3		General Information	(212) 713-2000
Certificate Interest Reconciliation Detail	4		1285 Avenue of the Americas | New York, NY 10019 | United States
		Master Servicer	Midland Loan Services
Additional Information	5
			askmidlandls.com	(913) 253-9000
Bond / Collateral Reconciliation - Cash Flows	6
			A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	8-12		Niral Shah	(305) 485-2041	Niral.shah@rialtocapital.com
Mortgage Loan Detail (Part 1)	13-14		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 2)	15-16	Special Servicer	Situs Holdings, LLC
Principal Prepayment Detail	17		Stacey Ciarlanti		SSNotices@situsamc.com
Historical Detail	18		2 Embarcadero Center 8th Floor | San Francisco, CA 94111 | United States
Delinquency Loan Detail	19	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Collateral Stratification and Historical Detail	20		Attention: UBS 2018-C9 Transaction Manager		notices@pentalphasurveillance.com
Specially Serviced Loan Detail - Part 1	21		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Specially Serviced Loan Detail - Part 2	22-23	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Modified Loan Detail	24		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Historical Liquidated Loan Detail	25				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Bond / Collateral Loss Reconciliation Detail	26
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	90291JAS6	2.930000%	17,267,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	90291JAT4	3.835000%	37,271,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	90291JAU1	4.090000%	37,671,000.00	29,147,678.24	517,851.14	99,345.00	0.00	0.00	617,196.14	28,629,827.10	33.39%	30.00%
A-3	90291JAV9	3.854000%	175,000,000.00	153,241,758.92	0.00	492,161.45	0.00	0.00	492,161.45	153,241,758.92	33.39%	30.00%
A-4	90291JAW7	4.117000%	320,724,000.00	320,724,000.00	0.00	1,100,350.59	0.00	0.00	1,100,350.59	320,724,000.00	33.39%	30.00%
A-S	90291JAZ0	4.318000%	56,693,000.00	56,693,000.00	0.00	204,000.31	0.00	0.00	204,000.31	56,693,000.00	25.88%	23.25%
B	90291JBA4	4.570000%	41,995,000.00	41,995,000.00	0.00	159,930.96	0.00	0.00	159,930.96	41,995,000.00	20.31%	18.25%
C	90291JBB2	5.111868%	39,896,000.00	39,896,000.00	0.00	169,952.56	0.00	0.00	169,952.56	39,896,000.00	15.03%	13.50%
D	90291JAC1	5.111868%	26,951,000.00	26,951,000.00	0.00	114,808.29	0.00	0.00	114,808.29	26,951,000.00	11.46%	10.29%
D-RR	90291JAF4	5.111868%	18,194,000.00	18,194,000.00	0.00	77,504.44	0.00	0.00	77,504.44	18,194,000.00	9.04%	8.13%
E-RR	90291JAH0	5.111868%	20,997,000.00	20,997,000.00	0.00	89,444.91	0.00	0.00	89,444.91	20,997,000.00	6.26%	5.63%
F-RR*	90291JAK3	5.111868%	10,499,000.00	10,499,000.00	0.00	23,593.34	0.00	0.00	23,593.34	10,499,000.00	4.87%	4.38%
NR-RR	90291JAM9	5.111868%	36,746,550.00	36,746,550.00	0.00	0.00	0.00	0.00	0.00	36,746,550.00	0.00%	0.00%
Z	90291JAN7	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	90291JAQ0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			839,904,550.00	755,084,987.16	517,851.14	2,531,091.85	0.00	0.00	3,048,942.99	754,567,136.02

X-A	90291JAX5	1.076538%	587,933,000.00	503,113,437.16	0.00	451,350.76	0.00	0.00	451,350.76	502,595,586.02
X-B	90291JAY3	0.488963%	138,584,000.00	138,584,000.00	0.00	56,468.73	0.00	0.00	56,468.73	138,584,000.00
Notional SubTotal			726,517,000.00	641,697,437.16	0.00	507,819.49	0.00	0.00	507,819.49	641,179,586.02

Deal Distribution Total					517,851.14	3,038,911.34	0.00	0.00	3,556,762.48

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	90291JAS6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	90291JAT4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	90291JAU1	773.74315096	13.74667888	2.63717448	0.00000000	0.00000000	0.00000000	0.00000000	16.38385336	759.99647209
A-3	90291JAV9	875.66719383	0.00000000	2.81235114	0.00000000	0.00000000	0.00000000	0.00000000	2.81235114	875.66719383
A-4	90291JAW7	1,000.00000000	0.00000000	3.43083333	0.00000000	0.00000000	0.00000000	0.00000000	3.43083333	1,000.00000000
A-S	90291JAZ0	1,000.00000000	0.00000000	3.59833330	0.00000000	0.00000000	0.00000000	0.00000000	3.59833330	1,000.00000000
B	90291JBA4	1,000.00000000	0.00000000	3.80833337	0.00000000	0.00000000	0.00000000	0.00000000	3.80833337	1,000.00000000
C	90291JBB2	1,000.00000000	0.00000000	4.25988971	0.00000000	0.00000000	0.00000000	0.00000000	4.25988971	1,000.00000000
D	90291JAC1	1,000.00000000	0.00000000	4.25988980	0.00000000	0.00000000	0.00000000	0.00000000	4.25988980	1,000.00000000
D-RR	90291JAF4	1,000.00000000	0.00000000	4.25989007	0.00000000	0.00000000	0.00000000	0.00000000	4.25989007	1,000.00000000
E-RR	90291JAH0	1,000.00000000	0.00000000	4.25988998	0.00000000	0.00000000	0.00000000	0.00000000	4.25988998	1,000.00000000
F-RR	90291JAK3	1,000.00000000	0.00000000	2.24719878	2.01269073	3.88533194	0.00000000	0.00000000	2.24719878	1,000.00000000
NR-RR	90291JAM9	1,000.00000000	0.00000000	0.00000000	4.25988970	116.78788839	0.00000000	0.00000000	0.00000000	1,000.00000000
Z	90291JAN7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	90291JAQ0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	90291JAX5	855.73260416	0.00000000	0.76769081	0.00000000	0.00000000	0.00000000	0.00000000	0.76769081	854.85180458
X-B	90291JAY3	1,000.00000000	0.00000000	0.40746933	0.00000000	0.00000000	0.00000000	0.00000000	0.40746933	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	05/01/24 - 05/30/24	30	0.00	99,345.00	0.00	99,345.00	0.00	0.00	0.00	99,345.00	0.00
A-3	05/01/24 - 05/30/24	30	0.00	492,161.45	0.00	492,161.45	0.00	0.00	0.00	492,161.45	0.00
A-4	05/01/24 - 05/30/24	30	0.00	1,100,350.59	0.00	1,100,350.59	0.00	0.00	0.00	1,100,350.59	0.00
X-A	05/01/24 - 05/30/24	30	0.00	451,350.76	0.00	451,350.76	0.00	0.00	0.00	451,350.76	0.00
X-B	05/01/24 - 05/30/24	30	0.00	56,468.73	0.00	56,468.73	0.00	0.00	0.00	56,468.73	0.00
A-S	05/01/24 - 05/30/24	30	0.00	204,000.31	0.00	204,000.31	0.00	0.00	0.00	204,000.31	0.00
B	05/01/24 - 05/30/24	30	0.00	159,930.96	0.00	159,930.96	0.00	0.00	0.00	159,930.96	0.00
C	05/01/24 - 05/30/24	30	0.00	169,952.56	0.00	169,952.56	0.00	0.00	0.00	169,952.56	0.00
D	05/01/24 - 05/30/24	30	0.00	114,808.29	0.00	114,808.29	0.00	0.00	0.00	114,808.29	0.00
D-RR	05/01/24 - 05/30/24	30	0.00	77,504.44	0.00	77,504.44	0.00	0.00	0.00	77,504.44	0.00
E-RR	05/01/24 - 05/30/24	30	0.00	89,444.91	0.00	89,444.91	0.00	0.00	0.00	89,444.91	0.00
F-RR	05/01/24 - 05/30/24	30	19,577.46	44,724.58	0.00	44,724.58	21,131.24	0.00	0.00	23,593.34	40,792.10
NR-RR	05/01/24 - 05/30/24	30	4,117,475.73	156,536.25	0.00	156,536.25	156,536.25	0.00	0.00	0.00	4,291,551.98
Totals			4,137,053.19	3,216,578.83	0.00	3,216,578.83	177,667.49	0.00	0.00	3,038,911.34	4,332,344.08

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 28

	Additional Information
Total Available Distribution Amount (1)	3,556,762.48
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,226,623.65	Master Servicing Fee	3,067.22
Interest Reductions due to Nonrecoverability Determination	(71,638.87)	Certificate Administrator Fee	5,422.77
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	325.11
ARD Interest	0.00	Operating Advisor Fee	1,001.33
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	195.06
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,154,984.78	Total Fees	10,011.49

Principal		Expenses/Reimbursements
Scheduled Principal	517,851.14	Reimbursement for Interest on Advances	1,114.12
Unscheduled Principal Collections		ASER Amount	65,995.44
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	38,115.36
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	836.99
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	517,851.14	Total Expenses/Reimbursements	106,061.91

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,038,911.34
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	517,851.14
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,556,762.48
Total Funds Collected	3,672,835.92	Total Funds Distributed	3,672,835.88

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	755,084,988.14	755,084,988.14	Beginning Certificate Balance	755,084,987.16
(-) Scheduled Principal Collections	517,851.14	517,851.14	(-) Principal Distributions	517,851.14
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	754,567,137.00	754,567,137.00	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	756,451,061.86	756,451,061.86	Ending Certificate Balance	754,567,136.02
Ending Actual Collateral Balance	755,946,141.57	755,946,141.57

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.98)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.98)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	5.11%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	8	105,139,867.10	13.93%	44	4.7677	NAP	Defeased	8	105,139,867.10	13.93%	44	4.7677	NAP
6,000,000 or less	13	58,064,133.62	7.70%	45	5.4085	1.428690	1.35 or less	16	220,864,079.71	29.27%	45	5.2931	0.279615
6,000,001 to 11,000,000	10	89,075,981.84	11.80%	45	5.0653	2.094509	1.36 to 1.45	1	5,099,215.96	0.68%	45	5.5435	1.390000
11,000,001 to 16,000,000	7	101,284,623.29	13.42%	44	4.9338	0.704368	1.46 to 1.55	2	12,753,802.52	1.69%	45	5.6724	1.526533
16,000,001 to 21,000,000	6	113,940,122.56	15.10%	44	4.9337	1.781635	1.56 to 1.65	0	0.00	0.00%	0	0.0000	0.000000
21,000,001 to 26,000,000	1	25,000,000.00	3.31%	43	4.1910	2.320000	1.66 to 1.75	5	113,769,696.01	15.08%	45	4.7520	1.714506
26,000,001 to 31,000,000	3	87,004,785.70	11.53%	45	5.2288	0.767587	1.76 to 1.85	4	82,500,000.00	10.93%	45	5.1865	1.792121
31,000,001 to 36,000,000	3	99,750,000.00	13.22%	45	5.1574	1.288346	1.86 to 2.05	4	43,233,562.54	5.73%	45	5.2348	1.923622
36,000,001 to 41,000,000	2	75,307,622.89	9.98%	45	4.5387	2.028494	2.06 to 2.30	1	3,341,026.71	0.44%	45	5.5545	2.110000
41,000,001 to 46,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.31 or greater	12	167,865,886.45	22.25%	44	4.5274	2.552558
46,000,001 to 51,000,000	0	0.00	0.00%	0	0.0000	0.000000	Totals	53	754,567,137.00	100.00%	45	4.9622	1.493992
51,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000
Totals	53	754,567,137.00	100.00%	45	4.9622	1.493992
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	14	105,139,867.10	13.93%	44	4.7677	NAP
							Defeased	14	105,139,867.10	13.93%	44	4.7677	NAP
Alabama	2	5,920,000.00	0.78%	45	4.2020	1.730000
							Industrial	4	31,403,082.19	4.16%	45	4.9628	1.784645
Arizona	2	9,593,308.16	1.27%	45	5.5943	1.372950
							Lodging	13	105,402,225.51	13.97%	45	5.7216	0.186919
Arkansas	1	3,341,026.71	0.44%	45	5.5545	2.110000
							Mixed Use	6	69,475,196.69	9.21%	44	4.7393	1.645395
California	28	141,532,981.75	18.76%	45	5.1406	1.251145
							Multi-Family	3	18,800,462.46	2.49%	44	5.4340	1.596085
Florida	5	42,524,562.32	5.64%	45	4.8558	1.908059
							Office	25	257,263,045.95	34.09%	45	4.9958	1.520666
Georgia	1	861,000.00	0.11%	45	4.2020	1.730000
							Retail	42	164,483,258.68	21.80%	44	4.5916	1.989303
Illinois	5	18,013,740.96	2.39%	45	5.4457	0.260267
							Self Storage	1	2,600,000.00	0.34%	44	4.7070	4.400000
Indiana	3	29,481,245.95	3.91%	45	5.4331	0.228499
							Totals	108	754,567,137.00	100.00%	45	4.9622	1.493992
Kentucky	1	6,982,857.14	0.93%	43	4.1910	2.320000

Massachusetts	1	30,000,000.00	3.98%	44	4.7340	2.400000

Missouri	5	37,860,914.62	5.02%	44	5.2900	0.652138

Nevada	4	37,590,159.68	4.98%	44	4.7284	2.112414

New Jersey	4	17,500,000.00	2.32%	44	5.0815	1.800000

New York	3	49,550,000.00	6.57%	45	4.8965	1.278436

North Carolina	5	38,261,722.00	5.07%	44	4.9127	1.953704

Ohio	7	27,393,158.09	3.63%	45	4.8657	(0.051971)

Oklahoma	2	8,610,019.21	1.14%	44	5.0644	2.097335

South Carolina	3	28,575,428.57	3.79%	44	4.3699	2.426177

Tennessee	1	6,089,000.00	0.81%	45	4.2020	1.730000

Texas	10	102,274,146.33	13.55%	44	5.1081	1.730750

Wisconsin	1	7,472,000.00	0.99%	45	4.2020	1.730000

Totals	108	754,567,137.00	100.00%	45	4.9622	1.493992

Note: Please refer to footnotes on the next page of the report.

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				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	8	105,139,867.10	13.93%	44	4.7677	NAP	Defeased	8	105,139,867.10	13.93%	44	4.7677	NAP
	4.0000% or less	1	8,000,000.00	1.06%	46	3.9550	5.310000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.0001% to 4.5000%	6	119,457,000.00	15.83%	44	4.2371	2.170493	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5001% to 5.0000%	9	174,589,880.15	23.14%	44	4.8093	1.739406	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0001% to 5.5000%	17	248,792,725.05	32.97%	45	5.2046	1.270521	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.5001% to 6.0000%	10	65,878,793.73	8.73%	45	5.6629	0.475431	49 months or greater	45	649,427,269.90	86.07%	45	4.9937	1.462711
	6.0001% or Greater	2	32,708,870.97	4.33%	45	6.0436	(0.089757)	Totals	53	754,567,137.00	100.00%	45	4.9622	1.493992
	Totals	53	754,567,137.00	100.00%	45	4.9622	1.493992
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	8	105,139,867.10	13.93%	44	4.7677	NAP	Defeased	8	105,139,867.10	13.93%	44	4.7677	NAP
	117 months or less	45	649,427,269.90	86.07%	45	4.9937	1.462711	Interest Only	19	339,347,000.00	44.97%	44	4.7063	1.812184
	118 months or greater	0	0.00	0.00%	0	0.0000	0.000000	299 months or less	26	310,080,269.90	41.09%	45	5.3083	1.080254
	Totals	53	754,567,137.00	100.00%	45	4.9622	1.493992	300 months to 350 months	0	0.00	0.00%	0	0.0000	0.000000
								351 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	53	754,567,137.00	100.00%	45	4.9622	1.493992
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	8	105,139,867.10	13.93%	44	4.7677	NAP			No outstanding loans in this group
Underwriter's Information		4	82,500,000.00	10.93%	45	5.1865	1.792121
	12 months or less	41	566,927,269.90	75.13%	44	4.9656	1.414775
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	53	754,567,137.00	100.00%	45	4.9622	1.493992
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1A1	30299654	OF	Austin	TX	Actual/360	5.215%	145,941.97	0.00	0.00	N/A	03/06/28	--	32,500,000.00	32,500,000.00	06/06/24
1A2	30299655				Actual/360	5.215%	145,941.97	0.00	0.00	N/A	03/06/28	--	32,500,000.00	32,500,000.00	06/06/24
2A11	30314295	RT	Various	Various	Actual/360	4.191%	54,133.75	0.00	0.00	N/A	01/01/28	--	15,000,000.00	15,000,000.00	06/01/24
2A12	30314296				Actual/360	4.191%	54,133.75	0.00	0.00	N/A	01/01/28	--	15,000,000.00	15,000,000.00	06/01/24
2A2	30314293				Actual/360	4.191%	90,222.92	0.00	0.00	N/A	01/01/28	--	25,000,000.00	25,000,000.00	06/01/24
2A7	30314294				Actual/360	4.191%	18,044.58	0.00	0.00	N/A	01/01/28	--	5,000,000.00	5,000,000.00	06/01/24
3A1	30299571	LO	Various	Various	Actual/360	5.674%	66,877.52	19,939.35	0.00	N/A	03/06/28	--	13,686,772.55	13,666,833.20	06/06/24
3A2	30313989				Actual/360	5.674%	66,877.52	19,939.35	0.00	N/A	03/06/28	--	13,686,772.55	13,666,833.20	06/06/24
3A3	30313990				Actual/360	5.674%	22,292.51	6,646.45	0.00	N/A	03/06/28	--	4,562,257.25	4,555,610.80	06/06/24
3A4	30313991				Actual/360	5.674%	22,292.51	6,646.45	0.00	N/A	03/06/28	--	4,562,257.25	4,555,610.80	06/06/24
3A5	30313992				Actual/360	5.674%	22,292.51	6,646.45	0.00	N/A	03/06/28	--	4,562,257.25	4,555,610.80	06/06/24
3A6	30313993				Actual/360	5.674%	22,292.51	6,646.45	0.00	N/A	03/06/28	--	4,562,257.25	4,555,610.80	06/06/24
4A1	30314013	MU	Oakland	CA	Actual/360	4.728%	122,140.00	0.00	0.00	N/A	02/06/28	--	30,000,000.00	30,000,000.00	06/06/24
4A3	30314015				Actual/360	4.728%	61,070.00	0.00	0.00	N/A	02/06/28	--	15,000,000.00	15,000,000.00	06/06/24
5	30314298	Various Various		Various	Actual/360	4.202%	139,152.38	0.00	0.00	N/A	03/01/28	--	38,457,000.00	38,457,000.00	06/01/24
6A14	30314135	Various Various		CA	Actual/360	4.890%	155,356.53	43,862.22	0.00	N/A	02/06/28	--	36,894,485.11	36,850,622.89	06/06/24
7	30314299	OF	New York	NY	Actual/360	5.050%	151,114.24	0.00	0.00	N/A	03/06/28	--	34,750,000.00	34,750,000.00	01/06/23
8	30314300	LO	Oakland	CA	Actual/360	6.018%	147,451.32	38,768.24	0.00	N/A	03/06/28	--	28,453,603.61	28,414,835.37	02/06/24
9A4	30314301	OF	Lowell	MA	Actual/360	4.734%	81,530.00	0.00	0.00	N/A	02/06/28	--	20,000,000.00	20,000,000.00	06/04/24
9A8	30314302				Actual/360	4.734%	40,765.00	0.00	0.00	N/A	02/06/28	--	10,000,000.00	10,000,000.00	06/04/24
10	30314303	MF	North Las Vegas	NV	Actual/360	4.550%	117,528.75	0.00	0.00	N/A	03/06/28	--	30,000,000.00	30,000,000.00	06/06/24
11A1	30299733	OF	Oakland	CA	Actual/360	5.280%	84,827.64	23,214.70	0.00	N/A	04/06/28	--	18,657,104.97	18,633,890.27	06/06/24
11A2	30299727				Actual/360	5.280%	45,676.42	12,500.23	0.00	N/A	04/06/28	--	10,046,133.22	10,033,632.99	06/06/24
12	30314304	IN	Ocala	FL	Actual/360	4.970%	122,499.06	33,182.93	0.00	03/01/28	03/01/30	--	28,623,133.26	28,589,950.33	06/01/24
13A1	30299532	IN	Various	CA	Actual/360	4.725%	69,064.04	20,920.44	0.00	N/A	02/06/28	--	16,974,263.64	16,953,343.20	06/06/24
13A2	30299538				Actual/360	4.725%	39,921.41	12,092.74	0.00	N/A	02/06/28	--	9,811,713.06	9,799,620.32	06/06/24
15	30299525	OF	Fort Mill	SC	Actual/360	4.433%	80,161.61	0.00	0.00	02/06/28	12/31/28	--	21,000,000.00	21,000,000.00	06/06/24
16	30314311	LO	Indianapolis	IN	Actual/360	5.300%	86,864.91	29,749.07	0.00	N/A	03/01/28	--	19,033,089.57	19,003,340.50	06/01/24

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
17	30314312	OF	Various	TX	Actual/360	4.740%	73,824.73	31,686.83	0.00	N/A	01/06/28	--	18,086,909.25	18,055,222.42	06/06/24
18	30314313	MF	Kissimmee	FL	Actual/360	4.365%	68,964.60	24,540.83	0.00	N/A	01/06/28	--	18,347,748.83	18,323,208.00	06/06/24
19	30299739	RT	Raleigh	NC	Actual/360	5.200%	77,344.69	25,339.04	0.00	N/A	03/06/28	--	17,273,008.41	17,247,669.37	06/06/24
21A3	30299470	OF	Florham Park	NJ	Actual/360	5.082%	43,757.36	0.00	0.00	N/A	02/06/28	--	10,000,000.00	10,000,000.00	06/06/24
21A4	30299471				Actual/360	5.082%	32,818.02	0.00	0.00	N/A	02/06/28	--	7,500,000.00	7,500,000.00	06/06/24
22	30299629	OF	Cleveland	OH	Actual/360	5.382%	0.00	0.00	0.00	N/A	03/06/28	--	15,456,872.38	15,456,872.38	09/06/19
23	30314314	RT	High Ridge	MO	Actual/360	4.800%	55,853.72	18,911.09	0.00	N/A	01/06/28	--	13,512,995.60	13,494,084.51	06/06/24
24	30314315	IN	Various	Various	Actual/360	5.110%	47,689.07	17,538.66	0.00	N/A	03/06/28	--	10,837,741.18	10,820,202.52	06/06/24
25	30314316	RT	Reno	NV	Actual/360	5.080%	47,971.30	13,243.23	0.00	N/A	04/01/28	--	10,966,260.05	10,953,016.82	06/01/24
27	30314317	OF	Melbourne	FL	Actual/360	5.385%	46,127.87	12,173.99	0.00	N/A	03/01/28	--	9,947,604.30	9,935,430.31	06/01/24
28	30314318	RT	Las Vegas	NV	Actual/360	5.213%	45,967.08	0.00	0.00	N/A	03/01/28	--	10,240,000.00	10,240,000.00	06/01/24
29	30314319	MU	Pineville	NC	Actual/360	5.398%	39,375.18	11,151.36	0.00	N/A	03/06/28	--	8,470,918.28	8,459,766.92	06/06/24
30	30314320	MU	Brooklyn	NY	Actual/360	3.955%	27,245.56	0.00	0.00	N/A	04/01/28	--	8,000,000.00	8,000,000.00	06/01/24
31	30299738	MF	Big Spring	TX	Actual/360	5.660%	34,604.78	10,468.93	0.00	N/A	02/06/28	--	7,100,034.04	7,089,565.11	06/06/24
32	30314321	MF	Brooklyn	NY	Actual/360	5.220%	30,566.00	0.00	0.00	N/A	03/06/28	--	6,800,000.00	6,800,000.00	06/06/24
34	30314322	LO	Duncan	OK	Actual/360	5.760%	23,826.27	10,807.83	0.00	N/A	03/01/28	--	4,803,684.18	4,792,876.35	06/01/24
35	30314323	OF	Scottsdale	AZ	Actual/360	5.093%	23,267.14	6,028.93	0.00	N/A	03/06/28	--	5,305,301.17	5,299,272.24	06/06/24
36	30299667	RT	Flower Mound	TX	Actual/360	5.543%	24,370.29	6,038.49	0.00	N/A	03/06/28	--	5,105,254.45	5,099,215.96	06/06/24
37	30314324	LO	Oro Valley	AZ	Actual/360	6.213%	23,056.74	15,568.24	0.00	N/A	02/06/28	--	4,309,603.84	4,294,035.60	06/06/24
38	30299548	MF	Lynn Haven	FL	Actual/360	5.404%	22,883.33	6,514.97	0.00	N/A	02/06/28	--	4,917,412.67	4,910,897.70	06/06/24
39	30299657	SS	Milton	WA	Actual/360	5.258%	21,954.54	6,095.58	0.00	N/A	03/06/28	--	4,848,729.66	4,842,634.08	06/06/24
40	30314326	RT	Farmington	MO	Actual/360	5.063%	19,670.26	7,363.67	0.00	N/A	03/06/28	--	4,511,729.53	4,504,365.86	06/06/24
41	30299656	SS	Edgewood	WA	Actual/360	5.408%	20,823.13	5,873.90	0.00	N/A	03/06/28	--	4,471,302.57	4,465,428.67	06/06/24
42	30299644	LO	Camden	AR	Actual/360	5.555%	16,017.34	7,750.50	0.00	N/A	03/06/28	--	3,348,777.21	3,341,026.71	06/06/24
43	30299507	SS	Riverside	CA	Actual/360	4.707%	10,538.45	0.00	0.00	N/A	02/06/28	--	2,600,000.00	2,600,000.00	06/06/24
Totals							3,154,984.78	517,851.14	0.00				755,084,988.14	754,567,137.00
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A1	5,089,914.99	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A2	5,089,914.99	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A11	23,186,946.28	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A12	23,186,946.28	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A2	23,186,946.28	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A7	23,186,946.28	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A1	(152,594.40)	0.00	--	--	06/11/24	0.00	0.00	0.00	0.00	0.00	0.00
3A2	(152,594.40)	0.00	--	--	06/11/24	0.00	0.00	0.00	0.00	0.00	0.00
3A3	(152,594.40)	0.00	--	--	06/11/24	0.00	0.00	0.00	0.00	0.00	0.00
3A4	(152,594.40)	0.00	--	--	06/11/24	0.00	0.00	0.00	0.00	0.00	0.00
3A5	(152,594.40)	0.00	--	--	06/11/24	0.00	0.00	0.00	0.00	0.00	0.00
3A6	(152,594.40)	0.00	--	--	06/11/24	0.00	0.00	0.00	0.00	0.00	0.00
4A1	4,326,035.93	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4A3	4,326,035.93	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	3,313,340.36	725,787.09	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
6A14	31,345,261.30	8,296,537.04	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
7	701,415.68	0.00	--	--	05/13/24	15,183,727.14	393,355.46	84,724.41	2,125,592.40	0.00	0.00
8	(328,664.95)	0.00	--	--	--	0.00	0.00	185,896.63	744,638.63	0.00	0.00
9A4	18,819,531.59	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9A8	18,819,531.59	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
11A1	7,004,377.93	7,078,308.18	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
11A2	7,004,377.93	7,078,308.18	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
12	3,251,145.29	845,020.94	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
13A1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
13A2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
15	2,540,159.99	633,400.00	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,124,046.27	228,383.64	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
17	2,330,107.68	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
19	2,488,287.69	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21A3	4,000,279.04	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21A4	4,000,279.04	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	(1,609,494.76)	0.00	--	--	04/11/24	15,743,126.54	2,308,028.16	(175.43)	2,930,087.38	695,847.11	0.00
23	1,040,492.43	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
25	1,427,843.57	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
28	1,208,708.29	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	984,494.84	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,703,863.36	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	659,868.94	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	458,252.46	115,790.90	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
34	904,845.02	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	543,424.27	125,980.57	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
36	548,475.40	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	820,900.89	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	964,337.70	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
40	829,622.38	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
42	655,806.39	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	554,079.94	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	229,773,118.11	25,127,516.54				30,926,853.68	2,701,383.62	270,445.61	5,800,318.41	695,847.11	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 28

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
06/17/24	0	0.00	0	0.00	3	78,621,707.75	1	15,456,872.38	0	0.00	0	0.00	0	0.00	0	0.00	4.962223%	4.946774%	45
05/17/24	0	0.00	1	28,453,603.61	2	50,206,872.38	1	15,456,872.38	0	0.00	2	45,000,000.00	0	0.00	0	0.00	4.962417%	4.946969%	46
04/17/24	0	0.00	0	0.00	3	78,703,783.54	1	15,456,872.38	0	0.00	0	0.00	0	0.00	0	0.00	4.962631%	4.947182%	47
03/15/24	0	0.00	1	28,535,256.27	2	50,230,396.97	1	15,480,396.97	0	0.00	0	0.00	0	0.00	0	0.00	4.962835%	4.947387%	48
02/16/24	0	0.00	1	28,582,910.64	2	50,258,428.92	1	15,508,428.92	0	0.00	1	37,039,946.91	0	0.00	0	0.00	4.963082%	4.947634%	49
01/18/24	0	0.00	1	28,620,812.38	2	50,281,715.66	1	15,531,715.66	0	0.00	0	0.00	0	0.00	0	0.00	4.963283%	4.947836%	50
12/15/23	1	28,658,518.72	0	0.00	2	50,304,894.97	1	15,554,894.97	0	0.00	0	0.00	0	0.00	0	0.00	4.963484%	4.948037%	51
11/17/23	0	0.00	1	28,700,803.75	2	50,330,285.98	1	15,580,285.98	0	0.00	0	0.00	0	0.00	0	0.00	4.963704%	4.948258%	52
10/17/23	0	0.00	1	28,738,097.70	2	50,353,241.22	1	15,603,241.22	0	0.00	0	0.00	0	0.00	0	0.00	4.963902%	4.948456%	53
09/15/23	1	28,779,985.63	0	0.00	2	50,378,416.36	1	15,628,416.36	0	0.00	0	0.00	0	0.00	0	0.00	4.964120%	4.948675%	54
08/17/23	0	0.00	0	0.00	2	50,401,149.55	1	15,651,149.55	0	0.00	0	0.00	0	0.00	1	16,440,313.64	4.964315%	4.948870%	55
07/17/23	0	0.00	0	0.00	2	50,423,777.87	1	15,673,777.87	0	0.00	0	0.00	0	0.00	0	0.00	4.962977%	4.947580%	56
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
7	30314299	01/06/23	16	6	84,724.41	2,125,592.40	34,950.00	34,750,000.00	05/18/20	2
8	30314300	02/06/24	3	3	185,896.63	744,638.63	400.00	28,582,910.64	09/07/23	2
22	30299629	09/06/19	56	6	(175.43)	2,930,087.38	962,240.41	16,667,801.68	03/05/19	2		10/30/19
Totals					270,445.61	5,800,318.41	997,590.41	80,000,712.32
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		704,977,187	626,355,479	63,164,835		15,456,872
49 - 60 Months		21,000,000	21,000,000	0		0
> 60 Months		28,589,950	28,589,950	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jun-24	754,567,137	675,945,429	0	0	63,164,835	15,456,872
May-24	755,084,988	676,424,512	0	28,453,604	34,750,000	15,456,872
Apr-24	755,653,972	676,950,188	0	0	63,246,911	15,456,872
Mar-24	756,190,461	677,424,807	0	28,535,256	34,750,000	15,480,397
Feb-24	756,836,400	677,995,061	0	28,582,911	34,750,000	15,508,429
Jan-24	757,367,566	678,465,038	0	28,620,812	34,750,000	15,531,716
Dec-23	757,896,342	678,932,928	28,658,519	0	34,750,000	15,554,895
Nov-23	758,478,909	679,447,819	0	28,700,804	34,750,000	15,580,286
Oct-23	759,002,682	679,911,343	0	28,738,098	34,750,000	15,603,241
Sep-23	759,580,429	680,422,027	28,779,986	0	34,750,000	15,628,416
Aug-23	760,099,245	709,698,095	0	0	34,750,000	15,651,150
Jul-23	777,082,116	726,658,339	0	0	34,750,000	15,673,778
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 28

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
3A6	30313993	4,555,610.80	4,555,610.80	58,700,000.00	09/14/23	(152,594.40)	(0.01000)	12/31/23	03/06/28	284
3A1	30299571	13,666,833.20	13,666,833.20	58,700,000.00	09/14/23	(152,594.40)	(0.01000)	12/31/23	03/06/28	284
3A2	30313989	13,666,833.20	13,666,833.20	58,700,000.00	09/14/23	(152,594.40)	(0.01000)	12/31/23	03/06/28	284
3A3	30313990	4,555,610.80	4,555,610.80	58,700,000.00	09/14/23	(152,594.40)	(0.01000)	12/31/23	03/06/28	284
3A4	30313991	4,555,610.80	4,555,610.80	58,700,000.00	09/14/23	(152,594.40)	(0.01000)	12/31/23	03/06/28	284
3A5	30313992	4,555,610.80	4,555,610.80	58,700,000.00	09/14/23	(152,594.40)	(0.01000)	12/31/23	03/06/28	284
4A1	30314013	30,000,000.00	30,000,000.00	181,000,000.00	12/20/17	3,859,530.13	0.89000	12/31/23	02/06/28	I/O
4A3	30314015	15,000,000.00	15,000,000.00	181,000,000.00	12/20/17	3,859,530.13	0.89000	12/31/23	02/06/28	I/O
7	30314299	34,750,000.00	34,750,000.00	23,700,000.00	03/13/24	621,892.68	0.35000	12/31/23	03/06/28	I/O
8	30314300	28,414,835.37	28,582,910.64	50,000,000.00	01/10/18	(739,784.45)	(0.33000)	09/30/23	03/06/28	284
22	30299629	15,456,872.38	16,667,801.68	6,950,000.00	02/15/24	(1,888,984.76)	(1.65000)	12/31/23	03/06/28	284
Totals		169,177,817.35	170,556,821.92	794,850,000.00		4,796,617.33

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 28

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
3A1	30299571	LO	Various	03/19/20	1

6/11/2024 - Loan transferred for Borrower declared Imminent Monetary Default due to COVID-19. A Reinstatement Agreement was executed in September 2022 and the loan was brought current. Special Servicer is monitoring performance

	under the Reinstatement Agreement and upcoming PIPs.

3A2	30313989	Various	Various	03/19/20	1

6/11/2024 - Loan transferred for Borrower declared Imminent Monetary Default due to COVID-19. A Reinstatement Agreement was executed in September 2022 and the loan was brought current. Special Servicer is monitoring performance

	under the Reinstatement Agreement and upcoming PIPs.

3A3	30313990	Various	Various	03/19/20	1

6/11/2024 - Loan transferred for Borrower declared Imminent Monetary Default due to COVID-19. A Reinstatement Agreement was executed in September 2022 and the loan was brought current. Special Servicer is monitoring performance

	under the Reinstatement Agreement and upcoming PIPs.

3A4	30313991	Various	Various	03/19/20	1

6/11/2024 - Loan transferred for Borrower declared Imminent Monetary Default due to COVID-19. A Reinstatement Agreement was executed in September 2022 and the loan was brought current. Special Servicer is monitoring performance

	under the Reinstatement Agreement and upcoming PIPs.

3A5	30313992	Various	Various	03/19/20	1

6/11/2024 - Loan transferred for Borrower declared Imminent Monetary Default due to COVID-19. A Reinstatement Agreement was executed in September 2022 and the loan was brought current. Special Servicer is monitoring performance

	under the Reinstatement Agreement and upcoming PIPs.

3A6	30313993	Various	Various	03/19/20	1

6/11/2024 - Loan transferred for Borrower declared Imminent Monetary Default due to COVID-19. A Reinstatement Agreement was executed in September 2022 and the loan was brought current. Special Servicer is monitoring performance

	under the Reinstatement Agreement and upcoming PIPs.

© 2021 Computershare. All rights reserved. Confidential.							Page 22 of 28

					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
4A1	30314013	MU	CA	04/05/23	1

6/11/2024 - The loan transferred to special servicing due to borrower-declared imminent monetary default. In 3/2024, borrower and lender parties executed a settlement and loan modification agreement. The loan is expected to remain in special

	servicing for a short rehab period prior to being returned to the master servicer.

4A3	30314015	Various	Various	04/05/23	1

6/11/2024 - The loan transferred to special servicing due to borrower-declared imminent monetary default. In 3/2024, borrower and lender parties executed a settlement and loan modification agreement. The loan is expected to remain in special

	servicing for a short rehab period prior to being returned to the master servicer.

7	30314299	OF	NY	05/18/20	2

6/11/2024 - The Loan transferred for Imminent Monetary Default at Borrower’s request as a result of the COVID-19 pandemic. Special Servicer was monitoring leasing activity at the Property and the backfill of former Knotel space. Special

	Servicer commenced foreclosure proceedings and a receiver was appointed in October 2023.

8	30314300	LO	CA	09/07/23	2

6/11/2024 - The Loan was transferred to Special Servicing on September 7, 2023, due to Imminent Monetary Default. The Special Servicer has sent the Borrower a Hello Letter and Pre-negotiation letter. The Borrower has executed the PNL. The

Special Servicer has sent a Notice of Default related to the Borrower''s failure to make the August 2023 debt service payment. The Lender has since accelerated the debt and has received approval to commence foreclosure proceedings. The

	Lender is dual tracking negotiation s with foreclosure proceedings.

22	30299629	OF	OH	03/05/19	2

6/11/2024 - Loan transferred for Borrower declared Imminent Monetary Default due to COVID-19. A Reinstatement Agreement was executed in September 2022 and the loan was brought current. Special Servicer is monitoring performance

	under the Reinstatement Agreement and upcoming PIPs.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 23 of 28

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
1A1	30299654	0.00	5.21480%	0.00	5.21480%	8	01/04/23	12/19/22	01/04/23
1A2	30299655	0.00	5.21480%	0.00	5.21480%	8	01/04/23	12/19/22	01/04/23
4A1	30314013	0.00	4.72800%	0.00	4.72800%	8	03/28/24	03/28/24	04/15/24
4A3	30314015	0.00	4.72800%	0.00	4.72800%	8	03/28/24	03/28/24	04/15/24
6A14	30314135	0.00	4.89000%	0.00	4.89000%	8	12/08/23	12/08/23	01/11/24
34	30314322	5,283,652.37	5.76000%	5,275,225.19	5.76000%	8	05/29/20	05/29/20	06/10/20
Totals		5,283,652.37		5,275,225.19
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
33	30299552 07/15/22	5,439,065.11	6,350,000.00	138,892.50	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		5,439,065.11	6,350,000.00	138,892.50	0.00	0.00	0.00	0.00	0.00	0.00	0.00

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
33	30299552	07/25/22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
3A1	0.00	0.00	9,821.53	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
4A1	0.00	0.00	9,687.50	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	0.00	7,480.90	0.00	0.00	65,995.44	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	6,125.43	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	5,000.00	0.00	0.00	0.00	0.00	71,638.87	0.00	0.00	0.00	0.00
28	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	314.28	0.00	0.00	0.00
31	0.00	0.00	0.00	0.00	450.74	0.00	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	0.00	0.00	0.00	386.25	0.00	0.00	0.00	799.84	0.00	0.00	0.00
Total	0.00	0.00	38,115.36	0.00	836.99	65,995.44	0.00	71,638.87	1,114.12	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		177,700.78

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Supplemental Notes
None

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